Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash provided by (used in) Operating activities
Net earnings	$ 187,774	$ 147,021
Items not affecting cash:
Depreciation and amortization	165,269	127,934
Deferred income tax	(13,986)	(19,049)
Contingent acquisition consideration fair value adjustments	(20,023)	16,366
Stock-based compensation	25,311	21,385
Gain on sale of building asset	0	(4,351)
Other	517	1,016
Changes in non-cash working capital:
Accounts receivable	(42,306)	(93,822)
Inventories	(19,414)	22,240
Prepaid expenses and other current assets	(15,026)	(4,840)
Accounts payable	14,216	(17,063)
Accrued liabilities	2,096	25,910
Income tax payable	6,290	10,815
Unearned revenues	(9,127)	39,956
Other liabilities	23,438	11,176
Contingent acquisition consideration paid	(19,355)	(4,334)
Net cash provided by operating activities	285,674	280,360
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(212,246)	(547,182)
Disposal of building asset (note 6)	0	7,350
Purchases of fixed assets	(112,798)	(92,734)
Other investing activities	1,342	(13,763)
Net cash used in investing activities	(323,702)	(646,329)
Financing activities
Proceeds from long-term debt	367,000	587,847
Repayment of long-term debt	(263,423)	(141,000)
Purchases of non-controlling interests	(26,090)	(5,310)
Sale of interests in subsidiaries to non-controlling interests	1,736	1,025
Contingent acquisition consideration paid	(10,049)	(15,802)
Proceeds received on exercise of stock options	58,354	33,616
Dividends paid to common shareholders	(43,828)	(39,055)
Distributions paid to non-controlling interests	(9,292)	(7,376)
Net cash provided by financing activities	74,408	413,945
Effect of exchange rate changes on cash	429	(447)
Increase in cash, cash equivalents and restricted cash	36,809	47,529
Cash, cash equivalents and restricted cash, beginning of year	206,877	159,348
Cash, cash equivalents and restricted cash, end of year	$ 243,686	$ 206,877